Borrowings - Summary of Loan Movement Schedule (Parenthetical) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Loan amount accrued	$ 1,477,500	$ 1,079,030